Warrants (Details) - shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants (Details) [Line Items]
Warrants outstanding		0
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding	10,350,000	0
Description of redemption of public warrants	Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants: • in whole and not in part; • at a price of $0.01 per Public Warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder; and • if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business trading days before sending the notice of redemption to warrant holders.
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding	2,000,000
Insider Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding	750,000
Common Class A [Member]
Warrants (Details) [Line Items]
Business combination, description	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.